Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 7 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2025	December 31, 2024

Trade accounts receivable	$3,786,213	$4,220,194
Less: Allowance for expected credit losses	(332,334)	(360,701)
Total accounts receivable, net	$3,453,879	$3,859,493

Movement of allowance for expected credit losses of the following:

	December 31, 2025	December 31, 2024	December 31, 2023

Beginning balance	$360,701	$—	$—
Addition	74,175	—	—
Reversal	(117,141)	—	—
Foreign exchange adjustment	14,599	—	—
Acquisition	—	360,701	—
Ending balance	$332,334	$360,701	$—

The Company does not require collateral for, or interest on accounts receivable. The Company maintains an allowance for estimated credit losses, and when it is determined that they are uncollectible, the allowance for expected credit losses and corresponding receivables are written off.